Consolidated Balance Sheets ¥ in Thousands, $ in Thousands		Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Current assets:
Cash and cash equivalents		¥ 378,054	$ 58,106	¥ 506,642
Restricted cash		342,687	52,670	361,797
Short-term investments		37,220	5,721	0
Accounts receivable, net		2,142,188	329,248	2,096,583
Inventories		1,133,486	174,214	1,314,834
Prepayments to suppliers		487,672	74,954	475,347
Value-added tax recoverable, current		356,564	54,803	328,704
Amounts due from and prepayments to related parties		1,285,218	197,534	1,331,558
Prepaid expenses and other current assets		205,981	31,659	214,248
Total current assets		6,369,070	978,909	6,629,713
Amounts due from a related party	[1]	32,000	4,918	32,332
Long-term prepayments to suppliers		0	0	343,591
Investments in affiliated companies		188,895	29,033	355,192
Land, property, plant and equipment, net		2,687,909	413,124	4,879,086
Project assets		483,744	74,350	672,045
Land use rights		393,609	60,497	402,680
Intangible assets, net		57,860	8,893	58,110
Deferred tax assets		192	30	203
Value-added tax recoverable, non-current		67,819	10,424	67,457
Other assets		61,737	9,489	59,405
Total assets		10,342,835	1,589,667	13,499,814
Current liabilities:
Short-term borrowings, including medium-term notes past due, and current portion of medium-term notes and long-term debt		10,407,007	1,599,528	9,010,205
Accounts payable		2,321,561	356,817	2,471,812
Advances from customers		423,854	65,145	278,106
Amounts due to related parties	[2]	313,780	48,227	393,063
Accrued warranty liability		39,949	6,140	37,462
Short-term sales lease back and financing lease payable due to non-related parties		3,053	469	2,807
Short-term sales lease back and financing lease payable due to related parties		106,424	16,357	51,808
Interest payable,including past due		1,142,587	175,612	624,560
Payables to non-controlling interest holders		350,604	53,887	233,135
Payables in relation to Golden Sun Program		248,887	38,253	248,887
Other current liabilities and accrued expenses		678,003	104,210	745,229
Total current liabilities		16,035,709	2,464,645	14,097,074
Long-term debt, excluding current portion		920,292	141,446	2,523,621
Reserve for inventory purchase commitments		1,330,716	204,527	1,412,748
Accrued warranty liability, excluding current portion		848,953	130,482	804,344
Long-term sales lease back and financing lease payable due to third parties		8,300	1,276	10,985
Long-term sales lease back and financing lease payable due to related parties		220,915	33,954	267,367
Deferred other income		748,909	115,105	799,128
Long-term payables to non-controlling interest holders		707,820	108,790	763,393
Deferred tax liabilities		13,305	2,045	13,019
Other liabilities		382	59	334
Total liabilities		20,835,301	3,202,329	20,692,013
Shareholders’ deficit:
Ordinary shares — Par value: US$0.01 Authorized shares: 1,000,000,000 Issued shares: 187,490,478 and 187,490,478 as of December 31, 2016 and 2017, respectively Outstanding shares: 181,763,770 and 181,763,770 as of December 31, 2016 and 2017, respectively		13,791	2,120	13,791
Additional paid-in capital		7,257,689	1,115,486	7,248,240
Treasury stock: 5,726,708 and 5,726,708 as of December 31, 2016 and 2017, respectively, at cost		(127,331)	(19,570)	(127,331)
Accumulated other comprehensive (losses)/income		119,592	18,381	(54,651)
Accumulated deficit		(18,746,454)	(2,881,277)	(15,428,426)
Total deficit attributable to Yingli Green Energy		(11,482,713)	(1,764,860)	(8,348,377)
Non-controlling interests		990,247	152,198	1,156,178
Total shareholders’ deficit		(10,492,466)	(1,612,662)	(7,192,199)
Commitments and contingencies
Total liabilities and shareholders’ deficit		¥ 10,342,835	$ 1,589,667	¥ 13,499,814

[1]	In 2012, Yingli Lixian entered into a financial lease with a subsidiary of Yingli Group, and paid RMB 4,490 and RMB 7,510 deposits during the years ended December 31, 2012 and 2013, respectively, for guarantee of the transaction. In 2012, Fine Silicon entered into a financial lease with a subsidiary of Yingli Group, and paid RMB 10,000 deposits for guarantee of the transaction. In August 2013, Yingli China entered into a sales-lease back transaction with a subsidiary of Yingli Group and paid RMB 10,000 deposits for guarantee of the lease. These deposits will be returned when the transactions are completed and were recorded in long-term portion of amounts due from a related party as of December 31, 2016 and 2017.
[2]	The balance as of December 31, 2016 and 2017 mainly represents the prepayments to subsidiaries of Yingli Group for the purchase of raw materials and receipt of services. The Company purchased raw materials of RMB 401,690, RMB 204,436 and RMB 265,897 (US$ 40,868) from the subsidiaries and an affiliate of Yingli Group for the years ended December 31, 2015, 2016 and 2017, respectively. The company purchased services of RMB 239,060, RMB 235,448 and RMB 285,048 (US$ 43,811)) from the subsidiaries of Yingli Group and the Company’s affiliate for the years ended December 31, 2015, 2016 and 2017, respectively. The amount of transaction mentioned above included value-added tax.